Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	Jun. 30, 2023
Office equipment, fixtures and furniture [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Office equipment, fixtures and furniture [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Automobiles [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Automobiles [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	8 years
Capitalized development costs and software acquired [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Capitalized development costs and software acquired [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Computer equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Buildings [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	28 years